Share-based Compensation (Assumptions Used in Binomial Option-pricing Model) (Details) (Share Options [Member])	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life of the option	6 years	6 years	5 years
Expected dividend yield	0.00%	0.00%	0.00%
Post-vesting forfeiture rate	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (per annum)	1.28%	1.23%	1.73%
Expected volatility	47.19%	54.06%	61.12%
Post-vesting forfeiture rate			6.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate (per annum)	2.78%	1.47%	2.01%
Expected volatility	55.10%	56.38%	62.04%
Post-vesting forfeiture rate			8.00%